Other (losses)/gains - net	12 Months Ended
Dec. 31, 2019
Other (losses)/gains - net [abstract]
Other (losses)/gains - net
9	Other gains – net

	2017 RMB’000	2018 RMB’000	2019 RMB’000
Net (losses)/gains on disposal of land, property, plant and equipment (i)	(13,017)	172,508	158,551
Income from structured deposits	-	19,811	85,444
Fair value (losses)/gains on foreign exchange option and forward exchange contracts	(1,516)	(2,021)	3,001
Gains/(losses) from disposal of subsidiaries (Note 20)	-	1,622	(60,951)
Net foreign exchange gains/(losses)	23,656	(31,770)	2,648
Net gains/(losses) on settlement of foreign exchange option and forward foreign exchange contracts	-	16,540	(15,316)
Gains from disposal of joint venture	10,339	-	-
Others	-	-	(19,513)

	19,462	176,690	153,864

(i)

The net gains on disposal of land, property, plant and equipment were mainly composed of gains on disposal of land of Zhejiang Jin Yong Acrylic Fiber Company Limited (“Jinyong”) which amounted to RMB 126,817 thousands.